Leases (Details) - Schedule of supplemental cash flow information - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) - Schedule of supplemental cash flow information [Line Items]
Operating cash flows from operating leases	$ 2,018	$ 1,609	$ 2,273	$ 2,247
Operating cash flows from finance leases			21	14
Financing cash flows from finance leases	187	155	230	164
Operating leases	1,632			15,471
Finance leases		$ 30	$ 139	$ 232
Operating leases (in years)	8 years	10 years	9 years	10 years
Finance leases (in years)	1 year	2 years	2 years	3 years
Operating leases	11.00%	11.80%	11.80%	11.80%
Finance leases	5.40%	3.50%	5.10%	3.30%